Partners' Capital (Incentive Distribution Rights) (Details)	12 Months Ended
Dec. 31, 2015 $ / shares
Minimum Quarterly Distribution [Member]
Distribution Made To Limited Partner [Line Items]
Incentive Distribution Quarterly Distribution Target Amount	$ 0.4375
Minimum Quarterly Distribution [Member] | Common Units [Member]
Distribution Made To Limited Partner [Line Items]
Marginal percentage interest in distributions	100.00%
First Target Distribution [Member] | Common Units [Member]
Distribution Made To Limited Partner [Line Items]
Marginal percentage interest in distributions	100.00%
First Target Distribution [Member] | Minimum [Member]
Distribution Made To Limited Partner [Line Items]
Incentive Distribution Quarterly Distribution Target Amount	$ 0.4375
First Target Distribution [Member] | Maximum [Member]
Distribution Made To Limited Partner [Line Items]
Incentive Distribution Quarterly Distribution Target Amount	$ 0.503125
Second Target Distribution [Member] | Common Units [Member]
Distribution Made To Limited Partner [Line Items]
Marginal percentage interest in distributions	85.00%
Second Target Distribution [Member] | Subordinated Units-Affiliated [Member]
Distribution Made To Limited Partner [Line Items]
Marginal percentage interest in distributions	15.00%
Second Target Distribution [Member] | Minimum [Member]
Distribution Made To Limited Partner [Line Items]
Incentive Distribution Quarterly Distribution Target Amount	$ 0.503125
Second Target Distribution [Member] | Maximum [Member]
Distribution Made To Limited Partner [Line Items]
Incentive Distribution Quarterly Distribution Target Amount	$ 0.546875
Third Target Distribution [Member] | Common Units [Member]
Distribution Made To Limited Partner [Line Items]
Marginal percentage interest in distributions	75.00%
Third Target Distribution [Member] | Subordinated Units-Affiliated [Member]
Distribution Made To Limited Partner [Line Items]
Marginal percentage interest in distributions	25.00%
Third Target Distribution [Member] | Minimum [Member]
Distribution Made To Limited Partner [Line Items]
Incentive Distribution Quarterly Distribution Target Amount	$ 0.546875
Third Target Distribution [Member] | Maximum [Member]
Distribution Made To Limited Partner [Line Items]
Incentive Distribution Quarterly Distribution Target Amount	0.656250
Distributions Thereafter [Member]
Distribution Made To Limited Partner [Line Items]
Incentive Distribution Quarterly Distribution Target Amount	$ 0.656250
Distributions Thereafter [Member] | Common Units [Member]
Distribution Made To Limited Partner [Line Items]
Marginal percentage interest in distributions	50.00%
Distributions Thereafter [Member] | Subordinated Units-Affiliated [Member]
Distribution Made To Limited Partner [Line Items]
Marginal percentage interest in distributions	50.00%